Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item segment	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Segment Information
Number of reportable segments | segment	1
Number of operating vessels | item	18	18
Number of bareboat charters | item	1
Revenues	$ 364,443	$ 318,599	$ 290,716
Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	22.00%	24.00%	12.00%
Revenues	$ 80,986	$ 73,337	$ 33,019
Revenues | Equinor ASA | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	15.00%	17.00%	13.00%
Revenues	$ 55,186	$ 53,297	$ 36,563
Revenues | Eni Trading and Shipping S.p.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	13.00%	2.00%
Revenues	$ 46,734	$ 6,636
Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	11.00%	13.00%	13.00%
Revenues	$ 38,422	$ 41,235	$ 36,946
Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	11.00%	8.00%	14.00%
Revenues	$ 38,433	$ 24,127	$ 41,030
Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	14.00%	18.00%
Revenues	$ 36,903	$ 42,238	$ 51,743
Revenues | KNOT | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	1.00%	9.00%	10.00%
Revenues	$ 2,834	$ 28,008	$ 28,682
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%